PROPERTY, PLANT AND EQUIPMENT - Schedule of Infrastructure Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 53,005
Balance, end of period	67,294	$ 53,005
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	44,148
Balance, end of period	54,907	44,148
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	17,119
Balance, end of period	22,351	17,119
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(8,262)
Balance, end of period	(9,964)	(8,262)
Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	10,903
Balance, end of period	13,650	10,903
Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	9,253	8,045
Additions, net of disposals and assets reclassified as held for sale	643	627
Acquisitions through business combinations	2,945	100
Foreign currency translation	(782)	481
Balance, end of period	12,059	9,253
Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,272	2,690
Fair value changes	472	430
Foreign currency translation	(264)	152
Balance, end of period	3,480	3,272
Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,622)	(1,190)
Depreciation expenses	(437)	(387)
Dispositions and assets reclassified as held for sale	38	45
Foreign currency translation	132	(90)
Balance, end of period	(1,889)	(1,622)
Utilities [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	4,220
Balance, end of period	4,808	4,220
Utilities [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	3,473	2,894
Additions, net of disposals and assets reclassified as held for sale	422	350
Acquisitions through business combinations	394	0
Foreign currency translation	(269)	229
Balance, end of period	4,020	3,473
Utilities [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,256	1,044
Fair value changes	218	136
Foreign currency translation	(73)	76
Balance, end of period	1,401	1,256
Utilities [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(509)	(384)
Depreciation expenses	(148)	(113)
Dispositions and assets reclassified as held for sale	5	16
Foreign currency translation	39	(28)
Balance, end of period	(613)	(509)
Transport | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,841
Balance, end of period	2,551	2,841
Transport | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,655	2,361
Additions, net of disposals and assets reclassified as held for sale	73	103
Acquisitions through business combinations	0	0
Foreign currency translation	(243)	191
Balance, end of period	2,485	2,655
Transport | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	873	782
Fair value changes	18	24
Foreign currency translation	(81)	67
Balance, end of period	810	873
Transport | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(687)	(517)
Depreciation expenses	(147)	(147)
Dispositions and assets reclassified as held for sale	22	22
Foreign currency translation	68	(45)
Balance, end of period	(744)	(687)
Energy [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,876
Balance, end of period	5,011	2,876
Energy [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,630	2,382
Additions, net of disposals and assets reclassified as held for sale	146	81
Acquisitions through business combinations	2,111	100
Foreign currency translation	(206)	67
Balance, end of period	4,681	2,630
Energy [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	629	351
Fair value changes	224	257
Foreign currency translation	(31)	21
Balance, end of period	822	629
Energy [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(383)	(258)
Depreciation expenses	(134)	(117)
Dispositions and assets reclassified as held for sale	7	4
Foreign currency translation	18	(12)
Balance, end of period	(492)	(383)
Data Infrastructure [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0
Balance, end of period	444	0
Data Infrastructure [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Additions, net of disposals and assets reclassified as held for sale	4	0
Acquisitions through business combinations	440	0
Foreign currency translation	0	0
Balance, end of period	444	0
Data Infrastructure [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Fair value changes	0	0
Foreign currency translation	0	0
Balance, end of period	0	0
Data Infrastructure [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation expenses	0	0
Dispositions and assets reclassified as held for sale	0	0
Foreign currency translation	0	0
Balance, end of period	0	0
Sustainable Resources [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	966
Balance, end of period	836	966
Sustainable Resources [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	495	408
Additions, net of disposals and assets reclassified as held for sale	(2)	93
Acquisitions through business combinations	0	0
Foreign currency translation	(64)	(6)
Balance, end of period	429	495
Sustainable Resources [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	514	513
Fair value changes	12	13
Foreign currency translation	(79)	(12)
Balance, end of period	447	514
Sustainable Resources [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(43)	(31)
Depreciation expenses	(8)	(10)
Dispositions and assets reclassified as held for sale	4	3
Foreign currency translation	7	(5)
Balance, end of period	$ (40)	$ (43)